American Beacon International Equity Fund
Supplement dated January 3, 2012 to the
Statement of Additional Information dated March 1, 2011
The information below supplements the Statement of Additional Information dated March 1, 2011, and is in addition to any other supplement(s):
American Beacon International Equity Fund
The Boston Company Asset Management, LLC’s (“TBCAM”) service as an investment sub-advisor to the American Beacon International Equity Fund has been terminated. Effective immediately, the assets previously managed by TBCAM will be allocated amongst Causeway Capital Management LLC, Lazard Asset Management LLC and Templeton Investment Counsel, LLC.
In the TBCAM portion of the table under the “Portfolio Manager” section, the reference to Clifford A. Smith is deleted.
In the “Portfolio Manager” section — “Compensation”, under TBCAM the references to the International Equity Fund and the Lipper International Funds Index are deleted.
In the “Portfolio Manager” section- “Ownership of Funds”, under TBCAM the reference to Clifford A. Smith is deleted.
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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE